Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash provided by (used in) Operating activities
Net earnings	$ 90,280	$ 75,047
Items not affecting cash:
Depreciation and amortization	52,772	42,049
Goodwill, Impairment Loss	0	6,150
Deferred income tax	1,989	(7,110)
Other	5,837	5,664
Changes in non-cash working capital:
Accounts receivable	(37,100)	(38,604)
Inventories	(5,780)	(821)
Prepaid expenses and other current assets	(6,152)	(3,656)
Accounts payable	(3,249)	5,013
Accrued liabilities	12,462	21,308
Income tax payable	(5,142)	(12,421)
Unearned revenues	(6,330)	4,611
Other liabilities	1,257	18,598
Contingent acquisition consideration paid	(1,383)	(193)
Net cash provided by operating activities	99,461	115,635
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(59,444)	(39,573)
Purchases of fixed assets	(40,597)	(36,257)
Other investing activities	(6,158)	(3,831)
Net cash used in investing activities	(106,199)	(79,661)
Financing activities
Increase in long-term debt	103,914	61,063
Repayment of long-term debt	(41,626)	(43,641)
Financing fees paid	(575)
Purchases of non-controlling interests	(3,600)	(7,782)
Sale of interests in subsidiaries to non-controlling interests	1,200	843
Contingent acquisition consideration paid	(7,862)	(2,599)
Proceeds received on exercise of stock options	3,682	4,518
Dividends paid to common shareholders	(18,780)	(17,141)
Distributions paid to non-controlling interests	(6,913)	(4,504)
Repurchases of Subordinate Voting Shares	(8,998)	(17,085)
Net cash provided by (used) in financing activities	20,442	(26,328)
Effect of exchange rate changes on cash	(754)	414
Increase in cash, cash equivalents and restricted cash	12,950	10,060
Cash, cash equivalents and restricted cash, beginning of year	66,894	56,834
Cash, cash equivalents and restricted cash, end of year	$ 79,844	$ 66,894